Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank deposits	$ 2,341	$ 2,861
Total Cash and cash equivalents	$ 2,341	$ 2,861	$ 1,773	$ 1,481